GUARANTEES	12 Months Ended
Dec. 31, 2022
GUARANTEES
GUARANTEES

23.  GUARANTEES

In the normal course of business, the Corporation enters into numerous agreements containing guarantees, including the following:

Business and asset disposals

In the sale of all or part of a business or an asset, in addition to possible indemnification relating to failure to perform covenants and breach of representations or warranties, the Corporation may agree to indemnify against claims related to the past conduct of the business. Typically, the term and amount of such indemnification will be limited by the agreement. The nature of these indemnification agreements prevents the Corporation from estimating the maximum potential liability it could be required to pay to guaranteed parties. The Corporation has not accrued any amount in respect of these items on the consolidated balance sheets.

Outsourcing companies and suppliers

In the normal course of its operations, the Corporation enters into contractual agreements with outsourcing companies and suppliers. In some cases, the Corporation agrees to provide indemnifications in the event of legal procedures initiated against them. In other cases, the Corporation provides indemnification to counterparties for damages resulting from the outsourcing companies and suppliers. The nature of the indemnification agreements prevents the Corporation from estimating the maximum potential liability it could be required to pay. No amount has been accrued on the consolidated balance sheets with respect to these indemnifications.